FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 3,393,377	R$ 3,381,328		R$ 4,050,338	R$ 5,105,110
Loans, financing, debentures, leases and contingent consideration	(13,824,673)	(6,139,437)		(8,461,841)
Derivative transactions, net	16,030	56,150
Short-term investments pledged as collateral	6,360,764	6,305,865
EQUITY	70,455,578	71,607,027	R$ 69,322,695	R$ 69,461,358	R$ 69,244,419
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	3,393,377	3,381,328
Loans, financing, debentures, leases and contingent consideration	(13,824,673)	(6,139,437)
Derivative transactions, net	16,030	56,150
Asset guarantor of contingent consideration	484,048	465,686
Net debt	9,918,006	2,223,800
EQUITY	R$ 70,455,578	R$ 71,607,027
Net debt-to-equity ratio	14.08%	3.11%
Financing - BNB maturing 8/18/2022 | Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Short-term investments pledged as collateral	R$ 13,212	R$ 12,473